Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2025
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
CIK	dei_EntityCentralIndexKey	0001516212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2025
Prospectus Date	rr_ProspectusDate	Mar. 05, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
SPDR Bridgewater All Weather ETF | SPDR Bridgewater All Weather ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALLW